Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 14, 2014
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 14, 2014
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, R-5 and S Class Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated March 14, 2014
to the Classes Institutional, R-1, R-2, R-3, R-4, R-5 and S Shares Prospectus
for Principal Funds, Inc.
dated December 30, 2013

(as supplemented on January 2, 2014, February 7, 2014, and March 7, 2014)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, R-5 and S Class Shares [Member] | Capital Securities Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAPITAL SECURITIES FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Delete the information under Performance and substitute:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance will be benchmarked against the BofA Merrill Lynch US Capital Securities Index. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, R-5 and S Class Shares [Member] | Preferred Securities Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PREFERRED SECURITIES FUND
Strategy [Heading]	rr_StrategyHeading	Delete the last sentence of the first paragraph under Principal Investment Strategies and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund also invests up to 25% of its assets in below investment grade preferred securities and bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade).

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Delete the last paragraph in the Performance section and substitute:
Performance Table Heading	rr_PerformanceTableHeading	In the Average Annual Total Returns table, delete the index information and substitute:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Performance of a blended index shows how the Fund's performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index are 50% BofA Merrill Lynch Fixed Rate Preferred Securities and 50% Barclays U.S. Tier I Capital Securities Index. Effective January 1, 2014, the weightings for the Preferreds Blended Index changed to the following: 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% BofA Merrill Lynch US Capital Securities Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, R-5 and S Class Shares [Member] | Preferred Securities Fund [Member] | BofA Merrill Lynch Fixed Rate Preferred Securities Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.60%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	3.00%
PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, R-5 and S Class Shares [Member] | Preferred Securities Fund [Member] | BofA Merrill Lynch U.S. Capital Securities Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.30%
5 Years	rr_AverageAnnualReturnYear05	6.97%
10 Years	rr_AverageAnnualReturnYear10	6.07%
PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, R-5 and S Class Shares [Member] | Preferred Securities Fund [Member] | Barclays U.S. Tier I Capital Securities Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.88%
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	5.65%
PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, R-5 and S Class Shares [Member] | Preferred Securities Fund [Member] | Preferreds Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.68%
5 Years	rr_AverageAnnualReturnYear05	5.19%
10 Years	rr_AverageAnnualReturnYear10	4.14%